Business Combination - Schedule of Fair Value (Details) - $ / shares			12 Months Ended
	Sep. 13, 2024	Apr. 15, 2024	Dec. 31, 2023
Schedule of Fair Value [Abstract]
Share price (in Dollars per share)	$ 6.89	$ 5.65
Dividend yield (%)
Expected volatility (%)	114.00%	126.00%
Risk-free interest rate (%)	3.66%	4.65%